Trade Payables - Ageing Analysis of Trade Payables Based on Transaction Date (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial liabilities [line items]
Trade payables	¥ 2,309	¥ 2,125	[1]
Within 1 month [member]
Disclosure of financial liabilities [line items]
Trade payables	406	465
More than 1 month but less than 3 months [member]
Disclosure of financial liabilities [line items]
Trade payables	829	533
More than 3 months but less than 6 months [member]
Disclosure of financial liabilities [line items]
Trade payables	476	497
More than 6 months but less than 1 year [member]
Disclosure of financial liabilities [line items]
Trade payables	423	443
More than 1 year [member]
Disclosure of financial liabilities [line items]
Trade payables	¥ 175	¥ 187

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).